JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

July 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re: JPMorgan Trust II (the “Trust”) on behalf of

the JPMorgan Large Cap Value Fund (the “Fund”)

File Nos. 333-187212

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the proxy statement/prospectus and Statement for Additional Information for the Fund do not differ from those contained in Post- Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 filed electronically on July 19, 2013.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary